Intangible assets (Tables)	12 Months Ended
Mar. 31, 2018
Intangible Assets [Abstract]
Summary of intangible assets and goodwill

	Goodwill R’000	Patents and trademarks R’000	Customer relationships R’000	Product development costs R’000	Computer software, technology, in-house software and other R’000	Total R’000

At April 1, 2016
Cost	654,329	3,036	40,165	206,836	93,801	998,167
Accumulated amortization and impairments	—	(1,413)	(10,180)	(76,875)	(62,848)	(151,316)
Net book amount	654,329	1,623	29,985	129,961	30,953	846,851

Year ended March 31, 2017
Opening net book amount	654,329	1,623	29,985	129,961	30,953	846,851
Additions	—	119	—	78,020	41,269	119,408
Disposals*	—	—	—	—	—	—
Amortization charge (notes 23 and 31.2)	—	(816)	(6,762)	(28,847)	(8,309)	(44,734)
Impairment loss (notes 5, 23, 29 and 31.2)	—	—	—	(3,166)	—	(3,166)
Currency translation differences	(35,419)	—	—	(179)	(861)	(36,459)
Closing net book amount	618,910	926	23,223	175,789	63,052	881,900

At March 31, 2017
Cost	618,910	3,155	40,165	265,637	130,131	1,057,998
Accumulated amortization and impairments	—	(2,229)	(16,942)	(89,848)	(67,079)	(176,098)
Net book amount	618,910	926	23,223	175,789	63,052	881,900

Year ended March 31, 2018
Opening net book amount	618,910	926	23,223	175,789	63,052	881,900
Additions	—	31	5,300	65,342	23,965	94,638
Transfers	—	—	—	(365)	365	—
Disposals**	—	—	—	(1,188)	—	(1,188)
Amortization charge (notes 23 and 31.2)	—	(513)	(7,516)	(37,639)	(18,258)	(63,926)
Impairment loss (notes 5, 23, 29, 31.2)	—	—	—	(2,687)	—	(2,687)
Currency translation differences	(7,266)	—	(356)	(235)	(2,353)	(10,210)
Closing net book amount	611,644	444	20,651	199,017	66,771	898,527

At March 31, 2018
Cost	611,644	1,031	44,990	312,338	145,387	1,115,390
Accumulated amortization and impairments	—	(587)	(24,339)	(113,321)	(78,616)	(216,863)
Net book amount	611,644	444	20,651	199,017	66,771	898,527

* The historical costs and accumulated amortization on fully depreciated assets which were retired and removed from the accounting records during the 2017 year included R16.4 million relating to product development costs and R1.7 million relating to computer software, technology, in-house software and other.

** The historical costs and accumulated amortization on fully depreciated assets which were retired and removed from the accounting records during the 2018 year included R2.2 million relating to patents and trademarks, R13.9 million relating to product development costs and R4.3 million relating to computer software, technology, in-house software and other.
A summary of the goodwill at operating segment level is presented below:

	March 31, 2017 R’000	Foreign currency translation differences R'000	March 31, 2018 R’000

Central Services Organization	103,119	—	103,119
Europe	109,610	(986)	108,624
Middle East and Australasia	53,131	(6,280)	46,851
Africa	353,050	—	353,050
Total	618,910	(7,266)	611,644

Amortization reduction expected to be charged to the income statement over the future fiscal years
The amortization reduction expected to be charged to the income statement over the future fiscal years is as follows:

Year ended March 31,
	2019	2020	2021	2022	2023	2024	2025	2026	2027	2028
R’000	1,694	611	748	457	334	303	158	106	106	27

Key assumptions used for value-in-use calculations
The key assumptions used for the value-in-use calculations are as follows:

2018	Central Services Organization	Africa	Europe	Middle East and Australasia

Discount rate
– pre-tax discount rate applied to the cash flow projections (%)	17.1	17.3	9.2	13.3
Growth rate
– growth rate used to extrapolate cash flow beyond the budget period (%)	5.4	5.4	2.2	2.9

2017	Central Services Organization	Africa	Europe	Middle East and Australasia

Discount rate
– pre-tax discount rate applied to the cash flow projections (%)	17.6	18.6	9.8	16.0
Growth rate
– growth rate used to extrapolate cash flow beyond the budget period (%)	5.5	5.5	2.3	2.5

The key assumptions used in the discounted cash flow analysis in fiscal 2017 were:

March 31, 2017

Discount rate
– pre-tax discount rate applied to the cash flow projections (%)	21.0
Growth rate
– growth rate used to extrapolate cash flow beyond the budget period (%)	4.5